Employee Benefits Expense - Summary of Employee Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	$ (44,367,982)	$ (47,845,074)	$ (57,501,658)
Post-employment benefit obligations expense	(790,850)	(802,823)	(1,063,547)
Social security and other contributions	(6,524,962)	(7,031,344)	(5,603,779)
Other staff expenses	(2,538,676)	(4,670,831)	(6,800,373)
Total employee benefits expense	$ (54,222,470)	$ (60,350,072)	$ (70,969,357)